DEBT (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended								3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013 Term Loan Facility	Aug. 04, 2013 ABL Facility due 2017	Feb. 03, 2013 ABL Facility due 2017	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Feb. 03, 2013 14.875% Senior Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes	May 05, 2013 First Quarter 2012 Refinancing Transactions	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Term Loan Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions ABL Facility due 2017	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old ABL Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old ABL Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	May 05, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Credit Facilities	Aug. 02, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Oct. 28, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Second Priority Notes due 2020	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes Equity sponsors and affiliates	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Notes
Components of long-term debt
Note issued, amount							$ 1,000																										$ 950	$ 675		$ 757
Note issued, interest rate								1.69%	1.96%	8.125%	8.125%	8.125%	11.00%	11.00%	11.00%		14.875%	14.875%		12.00%													8.125%	11.00%		14.875%
Line of credit facility, maximum borrowing capacity								1,500	1,500														1,000	1,500
Non-cash investment in notes																																					484
Additional debt issued																															300
Premium percentage on debt issued																															107.50%
Borrowings (repayments) of intercompany notes			79	2,817	6,365																											317
Debt issuance costs incurred																					75	80
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)		(3)								(452)					(220)	(220)
Premium Payment for redeeming notes prior to maturity																422												150							422			150
Extinguishment of debt, write-off unamortized deferred debt costs																2					46	46			42					22								24
Extinguishment of debt, write-off remaining unamortized other asset																28												24	24
Amount of debt extinguished																			$ 930							$ 834	$ 1,169		$ 930